Derivative Financial Instruments and Hedging Activities (Details 3) - Cash Flow Hedging [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)	[1]	$ (38)	$ (31)	$ 29
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	[1]	3	10	(4)
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)		1	(1)	3
Interest Rate Swaps [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)	[1]		0	0
Interest Rate Swaps [Member] | Investment Income [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	[1]		(5)	(5)
Interest Rate Swaps [Member] | Operating Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)			0	0
Treasury Lock [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)	[1]	0	0	19
Treasury Lock [Member] | Interest Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	[1]	(1)	(1)	0
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)		0	0	2
Forward Contracts [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)	[1]	(38)	(31)	10
Forward Contracts [Member] | Operating Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	[1]	4	16	1
Forward Contracts [Member] | Interest Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)		$ 1	$ (1)	$ 1

[1]	OCI means other comprehensive income.